Concession Financial and Sector Assets and Liabilities - Schedule of Changes in Concession Financial Assets Related to Concession Grant Fee (Details) - BRL (R$) R$ in Millions		12 Months Ended
	Jul. 20, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning Balance		R$ 2,950	R$ 2,792	R$ 2,550
Monetary updating		412	467	523
Interest			467	523
Amounts received	R$ 47	(331)	(309)	(281)
Ending Balance		3,031	2,950	2,792
Cemig Geracao Tres Marias S A [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance		1,672	1,584	1,447
Monetary updating		222
Interest			254	287
Amounts received		(178)	(166)	(150)
Ending Balance		1,716	1,672	1,584
Cemig geracao salto grande sa [member]
IfrsStatementLineItems [Line Items]
Beginning Balance		525	497	454
Monetary updating		70
Interest			80	90
Amounts received		(56)	(52)	(47)
Ending Balance		539	525	497
Cemig Geracao Itutinga S A [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance		198	187	171
Monetary updating		30
Interest			33	37
Amounts received		(24)	(22)	(21)
Ending Balance		204	198	187
Cemig Geracao Camargos S A [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance		148	140	128
Monetary updating		22
Interest			25	27
Amounts received		(18)	(17)	(15)
Ending Balance		152	148	140
Cemig Geracao Sul S A [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance		195	184	167
Monetary updating		31
Interest			34	38
Amounts received		(25)	(23)	(21)
Ending Balance		201	195	184
Cemig Geracao Leste S A [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance		133	125	114
Monetary updating		23
Interest			26	27
Amounts received		(19)	(18)	(16)
Ending Balance		137	133	125
Cemig Geracao Oeste S A [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance		79	75	69
Monetary updating		14
Interest			15	17
Amounts received		(11)	(11)	(11)
Ending Balance		R$ 82	R$ 79	R$ 75